OTHER FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL LIABILITIES
OTHER FINANCIAL LIABILITIES

As at December 31,	2017	2016 (iv)
Royalty payable (i)	$18.1	$16.1
Payable related to purchase of mineral interests (ii)	10.8	21.2
Severance accrual	32.0	33.2
Deferred share units/performance share units liability (Note 29)	21.0	16.9
Accounts receivable financing credit (iii)	54.1	40.4
Current portion of long-term debt (Note 26)	110.0	18.6
Derivative related liabilities	14.2	—
Other	28.6	5.0
	$288.8	$151.4
Current	$203.1	$74.5
Non-current	85.7	76.9
	$288.8	$151.4

(i)
Included in Royalty payable is an agreement with Miramar Mining Corporation (“Miramar” acquired by Newmont Mining Corporation) for a Proceeds Interest of C$15.4 million. The agreement entitles Miramar to receive payment of this interest over time calculated as the economic equivalent of a 2.5% net smelter return royalty on all production from the Company’s mining properties held at the time of Northern Orion entering into the agreement, or 50% of the net proceeds of disposition of any interest in the Agua Rica property until the Proceeds Interest of C$15.4 million is paid.

(ii)	Payable related to purchase of the remaining interests in Agua Fria.

(iii)	Accounts receivable financing credit is payable within 30 days from the proceeds on concentrate sales.

(iv)
Comparatives in respect of certain tax balances have been reclassified to conform to the change in presentation adopted in the current period and are now included in Note 25: Other Provisions and Liabilities to the Company's Consolidated Financial Statements.